Long-term financial assets	12 Months Ended
Sep. 30, 2019
Subclassifications of assets, liabilities and equities [abstract]
Long-term financial assets
Long-term financial assets

	As at September 30, 2019	As at September 30, 2018
	$	$
Deferred compensation plan assets (Notes 16 and 30)	62,627	56,900
Long-term investments (Note 30)	24,596	30,054
Long-term receivables	18,034	19,470
Long-term derivative financial instruments (Note 30)	71,642	11,312
	176,899	117,736